Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Schedule of goodwill
	YY IVAS and
	others	100 Education	Total
	RMB	RMB	RMB

Balance as of December 31, 2013	1,577	-	1,577
Increase in goodwill related to acquisition (i)	2,527	296,275	298,802
Foreign currency translation adjustment	3	-	3
Balance as of December 31,2014	4,107	296,275	300,382

Increase in goodwill related to acquisition (i)	161,326	-	161,326
Impairment charges (ii)	(128,035)	(182,089)	(310,124)
Foreign currency translation adjustment	54	-	54
Balance as of December 31, 2015	37,452	114,186	151,638